Commitments and Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
2015	$ 1,558
2016	946
2017	287
Thereafter
Total	2,791
Aggregate office rent expenses	$ 845	$ 1,002	$ 979